Cover Page	3 Months Ended
Mar. 31, 2021
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	dMY Technology Group, Inc. III
Entity Central Index Key	0001824920
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false